Schedule of Reconciliation of Ordinary Share Subject to Possible Redemption Reflected in the Balance Sheet (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Class A ordinary share subject to possible redemption	$ 356,864,000	$ 351,900,000	$ 351,900,000
Accretion of carrying value to redemption value	2,417,062	$ 2,223,725	4,964,000	$ 39,982,817
Redemption	(333,270,649)
Class A ordinary share subject to possible redemption	$ 26,010,413		$ 356,864,000	$ 351,900,000